Details of Significant Accounts - Summary of Amortization Charges of Intangible Assets Recorded in Operating Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Intangible Assets [Line Items]
Amortization charges	$ 8,144	$ 266	$ 10,570
General and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization charges	2,983	97	3,001
Research and Development Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization charges	$ 5,161	$ 169	$ 7,569